Long-Term Debt and Notes Payable - Schedule of Debt Instruments (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Debt Instruments [Abstract]
Senior Secured Term Loan	$ 22,563,093	$ 23,696,417	$ 27,680,703
Seller Promissory Note	15,000,000	15,000,000	15,000,000
Merchant Cash Advances	1,047,028	948,982
Convertible Notes Payable, including at $63,757 accounted for at fair value	1,562,257	891,363
Private loans	2,900,000	3,556,750	3,469,500
Total	43,072,378	44,093,512	46,150,203
Less: unamortized financing cost	(756,307)	(834,853)	(2,147,346)
Less: current portion including amortization	(8,654,397)	(9,080,910)
Long-term debt, net of current portion	$ 33,661,674	$ 34,177,749	$ 37,486,206